Property, plant, and equipment, net	6 Months Ended
Mar. 31, 2022
Property, plant, and equipment, net
Property, plant, and equipment, net

Note 8 – Property, plant, and equipment, net

Property, plant, and equipment, stated at cost less accumulated depreciation, consisted of the following:

	March 31,	September 30,
	2022	2021
	(unaudited)
Property and buildings	$8,035,523	$7,828,294
Machinery and equipment	7,845,133	7,793,640
Office equipment	122,236	119,107
Vehicles	226,494	132,173
Subtotal	16,229,386	15,873,214
Construction in progress	8,744,787	5,253,930
Less: accumulated depreciation	(7,370,127)	(6,841,587)
Property, plant, and equipment, net	$17,604,046	$14,285,557

Depreciation expense was $398,649 and $482,855 for the six months ended March 31, 2022 and 2021, respectively.